Note 33 - Employee Benefits - Post-employment Benefit Plans - Breakdown of Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2023		Dec. 31, 2022
Defined benefit obligation related to
Active plan participants	€ 4,477		€ 4,291
Participants in deferred status	3,972		3,808
Participants in payment status	7,232		6,899
Defined benefit obligation	15,681		14,998
Fair value of plan assets	€ 16,518		€ 16,077
Funding ratio (in %)	105.00%		107.00%
Germany [Member]
Defined benefit obligation related to
Active plan participants	€ 3,301		€ 3,193
Participants in deferred status	1,926		1,827
Participants in payment status	5,277		5,017
Defined benefit obligation	10,504		10,037
Fair value of plan assets	€ 10,532		€ 10,351
Funding ratio (in %)	100.00%		103.00%
UK [Member]
Defined benefit obligation related to
Active plan participants	€ 300		€ 287
Participants in deferred status	1,450		1,375
Participants in payment status	1,276		1,214
Defined benefit obligation	3,026		2,876
Fair value of plan assets	€ 3,912		€ 3,768
Funding ratio (in %)	129.00%		131.00%
US [Member]
Defined benefit obligation related to
Active plan participants	€ 215		€ 218
Participants in deferred status	509		523
Participants in payment status	448		461
Defined benefit obligation	1,172	[1]	1,202
Fair value of plan assets	€ 1,003		€ 996
Funding ratio (in %)	86.00%	[1]	83.00%	[2]
Other [Member]
Defined benefit obligation related to
Active plan participants	€ 661		€ 593
Participants in deferred status	87		83
Participants in payment status	231		207
Defined benefit obligation	979		883
Fair value of plan assets	€ 1,071		€ 962
Funding ratio (in %)	109.00%		109.00%

[1]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 119 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 95%
[2]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 120 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%